UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08076

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended July 31, 2015 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2015

Shares	Description	Value (US$)
LONG-TERM EQUITY SECURITIES IN EMERGING COUNTRIES—94.8%
COMMON STOCKS—93.0%
BRAZIL—10.0%
COMMERCIAL SERVICES & SUPPLIES—1.0%
92,000	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	$1,335,417
HEALTH CARE PROVIDERS & SERVICES—1.6%
697,000	OdontoPrev SA	2,263,655
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.2%
173,155	Iguatemi Empresa de Shopping Centers SA	1,210,181
134,000	Multiplan Empreendimentos Imobiliarios SA	1,825,698
		3,035,879
ROAD & RAIL—1.0%
171,450	Localiza Rent a Car SA	1,407,072
SOFTWARE—1.3%
177,000	Totvs SA	1,812,415
TEXTILES, APPAREL & LUXURY GOODS—1.6%
343,413	Arezzo Industria e Comercio SA	2,148,369
TRANSPORTATION INFRASTRUCTURE—1.3%
201,000	Wilson Sons Ltd., BDR	1,802,217
		13,805,024
CHILE—3.9%
INFORMATION TECHNOLOGY SERVICES—1.0%
745,000	Sonda SA	1,368,006
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.9%
2,192,849	Parque Arauco SA	4,042,232
		5,410,238
CHINA—2.0%
CHEMICALS—0.9%
2,200,000	Yingde Gases Group Co. Ltd.(a)	1,311,734
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.1%
2,130,000	Yanlord Land Group Ltd.(a)	1,495,318
		2,807,052
EGYPT—1.6%
FOOD PRODUCTS—1.6%
28,788	Edita Food Industries SAE(b)	590,154
1,555,692	Juhayna Food Industries	1,639,129
		2,229,283
		2,229,283
HONG KONG—6.4%
BANKS—1.5%
1,000,000	Dah Sing Banking Group Ltd.(a)	2,119,062
HOTELS, RESTAURANTS & LEISURE—1.1%
440,000	Cafe de Coral Holdings Ltd.	1,543,800
MARINE—0.8%
3,300,000	Pacific Basin Shipping Ltd.(a)	1,139,288

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

SPECIALTY RETAIL—1.0%
2,700,000	Giordano International Ltd.	$1,375,721
TEXTILES, APPAREL & LUXURY GOODS—1.0%
1,090,000	Texwinca Holdings Ltd.	1,318,860
TRANSPORTATION INFRASTRUCTURE—1.0%
136,000	Hong Kong Aircraft Engineering Co. Ltd.(a)	1,347,687
		8,844,418
INDIA—13.3%
CHEMICALS—3.7%
235,000	Castrol (India) Ltd.(a)	1,796,950
850,000	Kansai Nerolac Paints Ltd.	3,389,092
		5,186,042
CONSTRUCTION MATERIALS—1.8%
440,000	Ramco Cements Ltd. (The)(a)	2,447,417
INFORMATION TECHNOLOGY SERVICES—1.2%
263,074	MphasiS Ltd.	1,728,575
PERSONAL PRODUCTS—3.2%
204,372	Godrej Consumer Products Ltd.(a)	4,375,632
PHARMACEUTICALS—1.4%
134,500	Piramal Enterprises Ltd.	1,921,692
ROAD & RAIL—2.0%
109,000	Container Corp. of India	2,796,476
		18,455,834
INDONESIA—7.5%
BANKS—1.3%
15,300,000	Bank Permata Tbk PT	1,753,096
CONSTRUCTION MATERIALS—1.1%
14,840,000	Holcim Indonesia Tbk PT(a)	1,557,527
FOOD PRODUCTS—1.9%
1,280,000	Petra Foods Ltd.	2,677,844
SPECIALTY RETAIL—0.8%
24,800,800	Ace Hardware Indonesia Tbk PT	1,173,351
TRADING COMPANIES & DISTRIBUTORS—2.4%
7,665,500	AKR Corporindo Tbk PT(a)	3,256,157
		10,417,975
JORDAN—1.6%
PHARMACEUTICALS—1.6%
59,806	Hikma Pharmaceuticals PLC(a)	2,234,161
KENYA—1.6%
BEVERAGES—1.6%
753,800	East African Breweries Ltd.	2,171,592
LEBANON—0.8%
BANKS—0.8%
114,000	BLOM Bank SAL, GDR	1,138,860
MALAYSIA—5.9%
AUTOMOBILES—0.9%
640,200	Oriental Holdings Bhd	1,230,349

See Notes to Portfolio of Investments.

BEVERAGES—0.8%
300,000	Guinness Anchor Bhd(a)	$1,113,704
FOOD PRODUCTS—1.2%
240,000	United Plantations Bhd	1,725,716
MULTILINE RETAIL—2.0%
3,737,900	Aeon Co. (M) Bhd(a)	2,726,903
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
1,765,460	SP Setia Bhd	1,407,936
		8,204,608
MEXICO—4.2%
TRANSPORTATION INFRASTRUCTURE—4.2%
131,699	Grupo Aeroportuario del Centro Norte SAB de CV, ADR(b)	5,840,851
NETHERLANDS—1.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
45,000	ASM International NV(a)	2,023,400
NIGERIA—1.8%
BANKS—0.8%
14,088,511	Zenith Bank PLC(a)	1,134,663
BEVERAGES—1.0%
2,125,000	Guinness Nigeria PLC	1,334,525
		2,469,188
OMAN—1.0%
BANKS—1.0%
250,100	Bank Muscat SAOG, GDR(a)	1,375,550
PERU—0.8%
CONSTRUCTION & ENGINEERING—0.8%
195,354	Grana y Montero SA, ADR	1,152,589
PHILIPPINES—2.1%
HOTELS, RESTAURANTS & LEISURE—2.1%
705,660	Jollibee Foods Corp.(a)	2,930,211
POLAND—1.9%
FOOD & STAPLES RETAILING—1.9%
233,898	Eurocash SA(a)	2,688,361
REPUBLIC OF SOUTH KOREA—2.6%
BANKS—1.8%
214,283	BNK Financial Group, Inc.(a)	2,518,955
MULTILINE RETAIL—0.8%
6,000	Shinsegae Co. Ltd.(a)	1,066,713
		3,585,668
ROMANIA—2.2%
BANKS—2.2%
1,045,000	BRD-Groupe Societe Generale(b)	2,967,899
RUSSIA—1.5%
BEVERAGES—0.9%
133,150	Synergy Co.(a)(b)	1,226,069
FOOD & STAPLES RETAILING—0.6%
336,532	O’Key Group SA, GDR	903,588
		2,129,657

See Notes to Portfolio of Investments.

SOUTH AFRICA—8.8%
CHEMICALS—1.0%
1,303,000		African Oxygen Ltd.	$1,339,025
DIVERSIFIED FINANCIAL SERVICES—1.9%
224,059		JSE Ltd.	2,610,723
FOOD & STAPLES RETAILING—4.3%
401,900		Clicks Group Ltd.(a)	3,058,631
190,735		SPAR Group Ltd.(a)	2,982,617
			6,041,248
HOTELS, RESTAURANTS & LEISURE—1.6%
196,384		City Lodge Hotels Ltd.	2,188,901
			12,179,897
SRI LANKA—1.5%
INDUSTRIAL CONGLOMERATES—1.5%
1,397,801		John Keells Holdings PLC(a)	2,060,785
THAILAND—5.4%
CONSTRUCTION MATERIALS—1.0%
134,000		Siam City Cement PCL, Foreign Shares(a)	1,391,196
ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS—1.1%
1,679,000		Hana Microelectronics PCL, Foreign Shares(a)	1,547,774
HEALTH CARE PROVIDERS & SERVICES—1.4%
348,000		Bumrungrad Hospital PCL, Foreign Shares(a)	2,014,218
MEDIA—0.9%
1,200,100		BEC World PCL, Foreign Shares(a)	1,225,485
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
1,020,000		Central Pattana PCL, Foreign Shares(a)	1,367,781
			7,546,454
TURKEY—3.1%
CONSTRUCTION MATERIALS—2.0%
501,702		Cimsa Cimento Sanayi VE Ticaret A.S.	2,860,558
INSURANCE—1.1%
1,982,000		Aksigorta AS(a)	1,449,524
2,222		AvivaSA Emeklilik ve Hayat AS	40,092
			1,489,616
			4,350,174
			129,019,729
PRIVATE EQUITY—1.8%
GLOBAL—1.0%
7,248,829	(c)	Emerging Markets Ventures I, L.P.(a)(b)(d)(e)(f)(g)	232,760
2,400,000	(c)	Telesoft Partners II QP, L.P.(a)(b)(e)(f)(h)	1,064,160
			1,296,920
ISRAEL—0.8%
1,674,587	(c)	BPA Israel Ventures, LLC(a)(b)(d)(e)(f)(g)	235,263
2,000,000	(c)	Concord Fund I Liquidating Main Trust(a)(b)(e)(f)(g)	78,020
2,750,000	(c)	Giza GE Venture Fund III, L.P.(a)(b)(e)(f)(g)	168,328
761,184	(c)	Neurone Ventures II, L.P.(a)(b)(e)(f)(h)	588,456
32,574	(c)	Vidyo, Inc. Trust A (Preferred)(a)(b)(e)(f)(h)(i)	25,779
15,531	(c)	Vidyo, Inc. Trust B (Preferred)(a)(b)(e)(f)(h)(i)	12,291
13,219	(c)	Vidyo, Inc. Trust B1 (Preferred)(a)(b)(e)(f)(h)(i)	10,461

See Notes to Portfolio of Investments.

$6,864	(c)	Vidyo, Inc. Trust C (Preferred)(a)(b)(e)(f)(h)(i)	$5,432
4,150	(c)	Vidyo, Inc. Trust C1 (Preferred)(a)(b)(e)(f)(h)(i)	3,284
1,802	(c)	Vidyo, Inc. Trust Common(a)(b)(e)(f)(h)(i)	1,426
2,713	(c)	Vidyo, Inc. Trust D (Preferred)(a)(b)(e)(f)(h)(i)	2,147
1,368	(c)	Vidyo, Inc. Trust Warrants(a)(b)(e)(f)(h)(i)	1,083
			1,131,970
			2,428,890
WARRANTS—0.0%
SRI LANKA—0.0%
INDUSTRIAL CONGLOMERATES—0.0%
92,603		John Keells Holdings PLC, expires 11/11/16(b)	29,626
92,603		John Keells Holdings PLC, expires 11/12/15(b)	23,674
			53,300
		Total Long-Term Equity Securities in Emerging Countries—94.8% (cost $161,554,644)	131,501,919
LONG-TERM EQUITY SECURITIES IN DEVELOPED COUNTRIES—2.8%
COMMON STOCK—2.8%
UNITED STATES—2.8%
INFORMATION TECHNOLOGY SERVICES—2.8%
53,562		EPAM Systems, Inc.(b)	3,969,480
			3,969,480
PRIVATE EQUITY—0.0%
UNITED STATES—0.0%
1,952,000	(c)	Technology Crossover Ventures IV, L.P.(a)(b)(d)(e)(f)(g)	1,971
			1,971
		Total Long-Term Equity Securities in Developed Countries—2.8% (cost $2,261,866)	3,971,451
SHORT-TERM INVESTMENT—2.6%
$3,619,000		Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 07/31/2015, due 08/03/2015 repurchase price $3,619,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $3,691,444	3,619,000
		Total Short-Term Investment—2.6% (cost $3,619,000)	3,619,000
		Total Investments—100.2% (cost $167,435,510) (j)	139,092,370
		Liabilities in Excess of Other Assets—(0.2)%	(335,171)
		Net Assets—100.0%	$138,757,199

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Represents contributed capital.
(d)	As of July 31, 2015, the aggregate amount of open commitments for the Fund is $1,524,584.
(e)	Illiquid security.
(f)	Restricted security, not readily marketable. See Note (a) of the accompanying Notes to Portfolio of Investments.
(g)	In liquidation.
(h)	Active investments.
(i)	Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. See Note (c) of the accompanying Notes to Portfolio of Investments.
(j)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2015

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board of Directors of the Fund (the “Board”). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund also invests in private equity private placement securities, which represented 1.8% of the net assets of the Fund as of July 31, 2015. The private equity private placement securities are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are categorized as Level 3 investments. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2015

significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Banks	$5,859,855	$7,148,230	$—	$13,008,085
Beverages	3,506,117	2,339,773	—	5,845,890
Chemicals	4,728,117	3,108,684	—	7,836,801
Construction Materials	2,860,558	5,396,140	—	8,256,698
Electronic Equipment Instruments & Components	—	1,547,774	—	1,547,774
Food & Staples Retailing	903,588	8,729,609	—	9,633,197
Health Care Providers & Services	2,263,655	2,014,218	—	4,277,873
Hotels, Restaurants & Leisure	3,732,701	2,930,211	—	6,662,912
Industrial Conglomerates	53,300	2,060,785	—	2,114,085
Insurance	40,092	1,449,524	—	1,489,616
Marine	—	1,139,288	—	1,139,288
Media	—	1,225,485	—	1,225,485
Multiline Retail	—	3,793,616	—	3,793,616
Personal Products	—	4,375,632	—	4,375,632
Pharmaceuticals	1,921,692	2,234,161	—	4,155,853
Real Estate Management & Development	8,486,047	2,863,099	—	11,349,146
Semiconductors & Semiconductor Equipment	—	2,023,400	—	2,023,400
Trading Companies & Distributors	—	3,256,157	—	3,256,157
Transportation Infrastructure	7,643,068	1,347,687	—	8,990,755
Other	32,060,246	—	—	32,060,246
Private Equity	—	—	2,430,861	2,430,861
Short-Term Investment	—	3,619,000	—	3,619,000
Total	$74,059,036	$62,602,473	$2,430,861	$139,092,370

Amounts listed as “-” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended July 31, 2015, the securities issued by Aeon Co. (M) Bhd, Clicks Group Ltd., Godrej Consumer Products Ltd. and Ramco Cements Ltd. in the amounts of $2,726,903, $3,058,631, $4,375,632  and $2,447,417, respectively, transferred from Level 1 to Level 2 because there was a valuation factor applied at July 31, 2015. The securities issued by Cafe de Coral Holdings Ltd., Cimsa Cimento Sanayi VE Ticaret A.S., Container Corp. of India, Giordano International Ltd., Guinness Nigeria PLC, MphasiS Ltd., O’Key Group SA, GDR, Texwinca Holdings Ltd. and United Plantations Bhd in the amounts of $1,543,800, $2,860,558, $2,796,476, $1,375,721, $1,334,525, $1,728,575, $903,588, $1,318,860 and $1,725,716, respectively, transferred from Level 2 to Level 1 because there was not a valuation factor applied at July 31, 2015.

The significant unobservable inputs used in the fair value measurement of the Fund’s private equity holdings are audited financial statements, interim financial statements, capital calls, distributions, and discussions with investment companies. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2015

using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

	Fair Value at 7/31/15	Valuation Technique	Unobservable Inputs	Range

Private Equity	$2,430,861	Partner Capital Value/Net Asset Value	Capital Calls & Distributions	$(59,632)-$172,850

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 10/31/14	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Contributed	Distributions / Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 7/31/15
Private Equity	$2,735,971	—	$(692,704)	$447,226		$(59,632)	—	—	$2,430,861
Total	$2,735,971	$—	$(692,704)	$447,226		$(59,632)	$—	$—	$2,430,861

Amounts listed as “—“ are $0 or round to $0.

Change in unrealized appreciation/depreciation relating to investments still held at July 31, 2015 is $(199,567).

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the Portfolio of Investments. The Fund held a repurchase agreement of $3,619,000 as of July 31, 2015. The value of the related collateral exceeded the value of the repurchase agreement at July 31, 2015.

c. Restricted Securities:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security (1)	Acquisition Date(s)	Cost	Fair Value At 7/31/15	Percent of Net Assets	Cumulative Distributions Received	Open Commitments (3)
BPA Israel Ventures, LLC	10/05/00 - 12/09/05	$929,799	$235,263	0.17	$327,976	$625,413
Concord Fund I Liquidating Main Trust	12/08/97 - 09/29/00	1,194,943	78,020	0.06	1,386,405	—
Emerging Markets Ventures I, L.P.	01/22/98 - 01/10/06	2,509,231	232,760	0.17	7,518,174	851,171
Giza GE Venture Fund III, L.P.	01/31/00 - 11/23/06	1,717,032	168,328	0.12	885,262	—
Neurone Ventures II, L.P.	11/24/00 - 12/21/10	223,817	588,456	0.42	431,533	—
Technology Crossover Ventures IV, L.P.	03/08/00 - 09/27/10	359,691	1,971	0.00	3,045,426	48,000
Telesoft Partners II QP, L.P.	07/14/00 - 03/01/10	1,285,581	1,064,160	0.77	1,282,411	—
Vidyo, Inc. Trust A (Preferred) (2)	10/24/12	29,796	25,779	0.02	—	—
Vidyo, Inc. Trust B (Preferred) (2)	10/24/12	14,207	12,291	0.01	—	—
Vidyo, Inc. Trust B1 (Preferred) (2)	10/24/12	12,092	10,461	0.01	—	—
Vidyo, Inc. Trust C (Preferred) (2)	10/24/12	6,279	5,432	0.00	—	—
Vidyo, Inc. Trust C1 (Preferred) (2)	10/24/12	3,796	3,284	0.00	—	—
Vidyo, Inc. Trust Common (2)	10/24/12	1,648	1,426	0.00	—	—
Vidyo, Inc. Trust D (Preferred) (2)	10/24/12	2,482	2,147	0.00	—	—
Vidyo, Inc. Trust Warrants (2)	10/24/12	1,251	1,083	0.00	—	—
Total		$8,291,645	$2,430,861	1.75	$14,877,187	$1,524,584

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2015

Amounts listed as “—“ are $0 or round to $0.

(1) Neurone Ventures II, L.P., Telesoft Partners II QP, L.P. and Vidyo, Inc. Trust are still considered active investments by the Fund’s Adviser. BPA Israel Ventures, LLC, Concord Fund I Liquidating Main Trust, Giza GE Venture Fund III, L.P., Emerging Markets Ventures I, L.P. and Technology Crossover Ventures IV, L.P. are in liquidation.

(2) Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. SVE Star Ventures IX reached the end of its term in 2012 and, accordingly, its entire portfolio was sold in a secondary transaction which closed on December 24, 2012. During the secondary transaction, the Fund’s pro rata holdings in Vidyo (and its affiliate Delta Vidyo) were excluded from the transaction, placed in trust and considered as a distribution-in-kind.

(3) The open committments are unlikely to be called.

d. Rights Issues and Warrants:

Rights issues give existing shareholders the right to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

e. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of July 31, 2015 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$167,435,510	$20,031,107	$(48,374,247)	$(28,343,140)

f. Ticker Change:

The Fund’s ticker symbol changed from ETF to ABE effective at the close of trading on July 31, 2015.

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 24, 2015

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 24, 2015